Schedule of amounts arising from insurance contracts (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Adjustments For Decrease Increase In Assets | Facilities In Buildings [member]
IfrsStatementLineItems [Line Items]
Coverage	Fire
Coverage period	Jan. 8, 2022 to
Amount insured	R$ 4,184
Annual premium	R$ 1
Cemig Geracao E Transmissao [Member] | Gas Purchased For Resale
IfrsStatementLineItems [Line Items]
Coverage	Fuselage Third party
Coverage period	May 27, 2021 to May 27, 2022
Amount insured	R$ 1,500
Annual premium	R$ 55
Cemig Geracao E Transmissao [Member] | Air Transport Aircraft 1 [Member]
IfrsStatementLineItems [Line Items]
Coverage period	May 27, 2021 to May 27, 2022
Amount insured	R$ 4,000
Annual premium	R$ 55
Cemig Geracao E Transmissao [Member] | Ware house Stores [member]
IfrsStatementLineItems [Line Items]
Coverage	Fire
Coverage period	Nov. 2, 2021 to Nov. 2, 2022
Amount insured	R$ 21,119
Annual premium	R$ 35
Cemig Geracao E Transmissao [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Coverage	Fire
Coverage period	Jan. 8, 2022 to Jan. 8, 2023
Amount insured	R$ 220,822
Annual premium	R$ 68
Cemig Geracao E Transmissao [Member] | Telecoms Equipment [member]
IfrsStatementLineItems [Line Items]
Coverage	Fire
Coverage period	Sep. 30, 2021 to Sep. 30, 2022
Amount insured	R$ 29,302
Annual premium	R$ 32
Cemig Geracao E Transmissao [Member] | Operational risk [member]
IfrsStatementLineItems [Line Items]
Coverage period	Dec. 7, 2021 to Dec. 7, 2022
Amount insured	R$ 757,263
Annual premium	R$ 1,269
Cemig Distribuicao [Member] | Ware house Stores [member]
IfrsStatementLineItems [Line Items]
Coverage	Fire
Coverage period	Nov. 2, 2021 to Nov. 2, 2022
Amount insured	R$ 68,950
Annual premium	R$ 115
Cemig Distribuicao [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Coverage	Fire
Coverage period	Jan. 8, 2021 to Jan. 8, 2022
Amount insured	R$ 487,948
Annual premium	R$ 150
Cemig Distribuicao [Member] | Telecoms Equipment [member]
IfrsStatementLineItems [Line Items]
Coverage	Fire
Coverage period	Sep. 30, 2021 to Sep. 30, 2022
Amount insured	R$ 96,115
Annual premium	R$ 104
Cemig Distribuicao [Member] | Operational risk [member]
IfrsStatementLineItems [Line Items]
Coverage	Total
Coverage period	Dec. 7, 2021 to Dec. 7, 2022
Amount insured	R$ 588,617
Annual premium	R$ 986
Cemig Distribuicao [Member] | Energy Purchased For Resale
IfrsStatementLineItems [Line Items]
Coverage	Fuselage Third party
Coverage period	May 27, 2021 to May 27, 2022
Amount insured	R$ 1,500
Annual premium	R$ 123
Cemig Distribuicao [Member] | Air Transport Aircraft Guimbal Equipment One [Member]
IfrsStatementLineItems [Line Items]
Coverage	Fuselage Third party
Coverage period	May 27, 2021 to May 27, 2022
Amount insured		R$ 4,000
Annual premium	R$ 123
Gasmig [Member] | Gas Distribution Network Third Party [member]
IfrsStatementLineItems [Line Items]
Coverage	Third party
Coverage period	Dec. 15, 2021 to Dec. 15, 2022
Amount insured	R$ 100,000
Annual premium	R$ 1,100
Gasmig [Member] | Own Vehicle Fleet Operation [member]
IfrsStatementLineItems [Line Items]
Coverage	Damage to third parties only
Coverage period	Jul. 7, 2021 to Jul. 7, 2022
Amount insured	R$ 500
Annual premium	R$ 1
Gasmig [Member] | Own Vehicle Fleet Directors [member]
IfrsStatementLineItems [Line Items]
Coverage	Full cover
Coverage period	Oct. 25, 2021 to Oct. 25, 2022
Amount insured	R$ 187
Annual premium	R$ 2
Gasmig [Member] | Facilities Multirisk [member]
IfrsStatementLineItems [Line Items]
Coverage	Robbery, theft and fire
Coverage period	Dec. 31, 2021 to Dec. 31, 2022
Amount insured	R$ 33,211
Annual premium	R$ 47